Organization (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization
Working Capital	$ 12,929,942	$ 4,819,052
Retained earnings	45,939,198	44,837,004
Operating activities	$ (1,526,577)	$ 7,031,965	$ (1,869,543)